Long-term Debt (Bank Debt) (Details)	Dec. 31, 2022 CAD ($) bank	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 2,360,000,000
Maximum ratio of senior debt to EBITDA	3.5
Maximum ratio of total debt to EBITDA	4.0
Maximum ratio of senior debt to adjusted capital	0.55
Letter of credit amount outstanding	$ 1,800,000	$ 1,000,000
Syndicated Unsecured Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 2,260,000,000
Number of banks | bank	11
Unsecured Operating Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 100,000,000
Number of banks | bank	1